Other operating income, net	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other operating income, net	Other operating income, net

	2020	2019	2018
Gain from disposal of farmland and other assets (Note 22)	2,064	1,354	36,227
Loss from the sale of subsidiaries (Note 22)	(554)	—	—
(Loss) / gain from commodity derivative financial instrument	(8,320)	(618)	54,694
Gain / (loss) from disposal of other property items	2,198	(329)	(95)
Net gain / (loss) from fair value adjustment of investment property	1,077	(325)	13,409
Others	5,522	(904)	(3)
	1,987	(822)	104,232